SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) (ILS)	Dec. 31, 2014	Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, par value per share	0.04	0.04
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,132,127	34,739,315
Ordinary shares, shares outstanding	35,132,127	34,739,315